Income Taxes (Reconciliation of liabilities associated with uncertain tax positions) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Abstract]
Balance at the beginning of the period	$ 883	5,504	3,483	1,573
Increase related to current year tax positions	400	2,492	2,021	1,910
Balance at the end of the period	$ 1,283	7,996	5,504	3,483